Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities (Abstract)
Accrued Liabilities
14.         Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
Audit fees	$220	$213
Legal fees	163	7
Other professional fees	88	52
Operating and voyage expenses	638	2,039
General and administrative expenses	6	-
Loan interest and financing fees	750	1,559
Total Accrued Liabilities	$1,865	$3,870